COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Capital Commitments	$ 440,000	$ 156,000
Grant contingencies maximum amount payable	3,095,000	3,130,000
Contingent assets		0
Paycheck Protection Program Loan [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Government Grant Received	1,800,000	4,500,000
Forgiveness amount	4,668,000
Darnick Company [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contribution for tax audit settlement			$ 1,231,000
Increase in settlement amount due to depreciation		$ 1,316,000
Repayments of borrowings	$ 177,000